Business combination (Tables)	12 Months Ended
Dec. 31, 2025
Corellium
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired and Liability Assumed
The purchase price allocation as of the acquisition date was as follows:

Amount
Net assets	$10,068
Technology	57,667
Backlog	5,035
Customer relationship	10,347
Deferred tax liability	(17,846)
Goodwill	90,845
Total	$156,116

Summary of Identifiable Intangible Assets Acquired
The identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life in years
Technology	57,667	8
Backlog	5,035	1.5
Customer relationship	10,347	7
Total identifiable intangible assets	$73,049

CyTech
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired and Liability Assumed	The purchase price allocation for the acquisition has been determined as follows:

Amount
Net assets	$108
Facility clearance	1,396
Backlog	49
Customer relationship	365
Goodwill	1,885
Total	$3,803

Summary of Identifiable Intangible Assets Acquired
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful life in years
Facility clearance	1,396	15
Backlog	49	1.5
Customer relationship	365	12
Total identifiable intangible assets	$1,810